Bank Loans - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Line of Credit Facility [Line Items]
Short-term debt, weighted average interest rate	5.09%	5.04%	4.51%
Interest costs incurred, total	$ 715	$ 1,470	$ 2,171
Interest costs capitalized	$ 65	$ 400	$ 302
Short Term And Long Term Bank Loans
Line of Credit Facility [Line Items]
Debt, weighted average interest rate	5.09%	4.91%	4.61%